Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.617%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,707,387.67

Principal:
Principal Collections	$20,980,660.52
Prepayments in Full	$9,837,222.01
Liquidation Proceeds	$472,728.75
Recoveries	$16,401.51
Sub Total	$31,307,012.79
Collections	$33,014,400.46

Purchase Amounts:
Purchase Amounts Related to Principal	$155,894.07
Purchase Amounts Related to Interest	$572.58
Sub Total	$156,466.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,170,867.11

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,170,867.11
Servicing Fee	$740,914.13	$740,914.13	$0.00	$0.00	$32,429,952.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,429,952.98
Interest - Class A-2a Notes	$131,837.81	$131,837.81	$0.00	$0.00	$32,298,115.17
Interest - Class A-2b Notes	$103,889.13	$103,889.13	$0.00	$0.00	$32,194,226.04
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$31,810,434.37
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$31,668,602.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,668,602.70
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$31,611,628.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,611,628.03
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$31,569,248.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,569,248.45
Regular Principal Payment	$28,739,395.56	$28,739,395.56	$0.00	$0.00	$2,829,852.89
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,829,852.89
Residual Released to Depositor	$0.00	$2,829,852.89	$0.00	$0.00	$0.00
Total		$33,170,867.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,739,395.56
Total					$28,739,395.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,482,557.82	$61.71	$131,837.81	$0.42	$19,614,395.63	$62.13
Class A-2b Notes	$9,256,837.74	$61.71	$103,889.13	$0.69	$9,360,726.87	$62.40
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$28,739,395.56	$21.82	$860,704.53	$0.65	$29,600,100.09	$22.47

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$152,120,544.50	0.4818516	$132,637,986.68	0.4201393
Class A-2b Notes	$72,277,737.33	0.4818516	$63,020,899.59	0.4201393
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$789,338,281.83	0.5991910	$760,598,886.27	0.5773748

Pool Information
Weighted Average APR	2.406%	2.397%
Weighted Average Remaining Term	45.20	44.35
Number of Receivables Outstanding	43,586	42,801
Pool Balance	$889,096,950.44	$857,086,909.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$821,871,518.46	$792,651,972.28
Pool Factor	0.6217469	0.5993622

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$12,856,303.64
Yield Supplement Overcollateralization Amount	$64,434,936.86
Targeted Overcollateralization Amount	$96,488,022.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,488,022.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$563,535.95
(Recoveries)		42	$16,401.51
Net Loss for Current Collection Period			$547,134.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7385%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5318%
Second Prior Collection Period			0.5249%
Prior Collection Period			0.5994%
Current Collection Period			0.7520%
Four Month Average (Current and Prior Three Collection Periods)			0.6020%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,378	$5,042,908.82
(Cumulative Recoveries)			$319,770.21
Cumulative Net Loss for All Collection Periods			$4,723,138.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3303%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,659.59
Average Net Loss for Receivables that have experienced a Realized Loss			$3,427.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	441	$10,238,875.95
61-90 Days Delinquent	0.16%	54	$1,353,772.82
91-120 Days Delinquent	0.03%	11	$296,169.66
Over 120 Days Delinquent	0.02%	6	$158,404.27
Total Delinquent Receivables	1.41%	512	$12,047,222.70

Repossession Inventory:
Repossessed in the Current Collection Period		33	$855,934.51
Total Repossessed Inventory		64	$1,503,906.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1802%
Prior Collection Period			0.1400%
Current Collection Period			0.1659%
Three Month Average			0.1620%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2110%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer